OPERATING SEGMENTS - Financial Information by Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 7,230	$ 7,351	[1]
Operating expenses	602	551
Cost of goods sold, including product purchases	4,110	4,515
Realized gain on commodity-related derivative financial instruments	(33)	51
Share of profit from equity accounted investees (Note 10)	370	411	[1]
Depreciation and amortization included in operations	475	391
Unrealized loss (gain) on commodity-related derivative financial instruments	13	(73)	[2]
Net finance costs (income)	2,433	2,327	[1]
Depreciation included in general and administrative	36	26
Other general and administrative	260	253
Other expense	15	27	[1]
Impairment of investment in equity accounted investees	300	0	[1],[2]
Results from operating activities	1,822	2,021	[1]
Net finance costs (income)	294	279
Earnings before income tax	1,528	1,742	[1]
Capital expenditures	1,645	1,226
Contributions to equity accounted investees	263	58
Pipelines
Disclosure of operating segments [line items]
Revenue	1,650	1,464
Facilities
Disclosure of operating segments [line items]
Revenue	776	712
Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	4,804	5,175
Operating segments | Pipelines
Disclosure of operating segments [line items]
Revenue	1,650	1,464
Operating expenses	436	396
Share of profit from equity accounted investees (Note 10)	270	279
Depreciation and amortization included in operations	245	216
Net finance costs (income)	1,376	1,255
Other general and administrative	30	26
Other expense	3
Impairment of investment in equity accounted investees	300
Results from operating activities	1,043	1,229
Net finance costs (income)	9	9
Earnings before income tax	1,034	1,220
Capital expenditures	892	711
Contributions to equity accounted investees	13
Operating segments | Facilities
Disclosure of operating segments [line items]
Revenue	776	712
Operating expenses	344	313
Cost of goods sold, including product purchases	4	8
Share of profit from equity accounted investees (Note 10)	50	30
Depreciation and amortization included in operations	168	149
Net finance costs (income)	655	574
Other general and administrative	14	17
Other expense		5
Results from operating activities	641	552
Net finance costs (income)	23	6
Earnings before income tax	618	546
Capital expenditures	569	348
Contributions to equity accounted investees	73	56
Operating segments | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	4,804	5,175
Cost of goods sold, including product purchases	4,417	4,789
Realized gain on commodity-related derivative financial instruments	(33)	51
Share of profit from equity accounted investees (Note 10)	50	102
Depreciation and amortization included in operations	51	26
Unrealized loss (gain) on commodity-related derivative financial instruments	13	(73)
Net finance costs (income)	406	484
Other general and administrative	35	41
Other expense	3	12
Results from operating activities	368	431
Net finance costs (income)	(8)	16
Earnings before income tax	376	415
Capital expenditures	157	134
Contributions to equity accounted investees	177	2
Corporate & Inter-Division Eliminations
Disclosure of operating segments [line items]
Revenue	(482)	(426)
Operating expenses	(178)	(158)
Cost of goods sold, including product purchases	(311)	(282)
Depreciation and amortization included in operations	11
Net finance costs (income)	(4)	14
Depreciation included in general and administrative	36	26
Other general and administrative	181	169
Other expense	9	10
Results from operating activities	(230)	(191)
Net finance costs (income)	270	248
Earnings before income tax	(500)	(439)
Capital expenditures	27	33
Corporate & Inter-Division Eliminations | Pipelines
Disclosure of operating segments [line items]
Revenue	137	124
Corporate & Inter-Division Eliminations | Facilities
Disclosure of operating segments [line items]
Revenue	345	302
Operating Segments and Corporate & Inter-Division Eliminations | Pipelines
Disclosure of operating segments [line items]
Revenue	1,787	1,588
Operating Segments and Corporate & Inter-Division Eliminations | Facilities
Disclosure of operating segments [line items]
Revenue	1,121	1,014
Operating Segments and Corporate & Inter-Division Eliminations | Marketing & New Ventures
Disclosure of operating segments [line items]
Revenue	$ 4,804	$ 5,175

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.